Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of Farm Bureau Life Annuity Account

Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Separate Account), as of December 31, 2023, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Des Moines, Iowa

April 24, 2024

Appendix:

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts

Product A & B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Growth & Income Portfolio - Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

LVIP JPMorgan Mid Cap Value Fund - Standard

LVIP JPMorgan Small Cap Core Fund - Standard

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product C

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Overseas Core Fund - Class 1

Columbia VP Select Mid Cap Value Fund - Class 1

Columbia VP Small Cap Value Fund - Class 2

Columbia VP Small Company Growth Fund - Class 2

DWS Global Small Cap VIP - Class A

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

LVIP JPMorgan Small Cap Core Fund - Service

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$2,374,042	$2,374,042	$-	$2,374,042	$2,299,585	166,950.90	53,490.84	-
American Century VP Inflation Protection Bond Fund	247,273	247,273	-	247,273	268,724	26,333.66	17,385.20	-
American Century VP Mid Cap Value Fund	1,390,818	1,390,818	-	1,390,818	1,437,534	71,544.16	37,353.95	-
American Century VP Ultra® Fund	2,519,383	2,519,383	-	2,519,383	1,971,071	98,221.56	41,955.78	-
American Century VP Value Fund	3,519,614	3,519,614	-	3,519,614	3,074,591	288,729.65	116,321.07	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	619,531	619,531	-	619,531	592,074	14,057.89	16,844.42	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,458,575	5,445,004	13,571	5,458,575	5,706,874	155,870.21	118,278.40	294.80
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,552,540	1,552,540	-	1,552,540	1,451,043	48,036.53	33,373.06	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,344,797	2,344,797	-	2,344,797	2,550,204	55,921.71	81,669.76	-
Calvert VP NASDAQ-100 Index Portfolio	13,924,940	13,924,940	-	13,924,940	8,120,403	97,261.58	118,037.01	-
Calvert VP Russell 2000® Small Cap Index Portfolio	4,668,871	4,659,942	8,929	4,668,871	4,596,215	58,536.50	100,330.89	192.26
Calvert VP S&P MidCap 400 Index Portfolio	5,817,311	5,807,312	9,999	5,817,311	5,230,955	48,639.72	93,932.55	161.74
Federated Hermes Government Money Fund II - Service Shares	1,781,358	1,781,358	-	1,781,358	1,781,358	1,781,357.99	190,141.37	-
Federated Hermes Managed Volatility Fund II - Primary Shares	27,488,964	27,476,646	12,318	27,488,964	30,634,930	3,047,557.03	1,539,051.10	689.96
Federated Hermes Quality Bond Fund II - Primary Shares	15,514,710	15,514,710	-	15,514,710	16,681,310	1,530,050.31	1,326,084.90	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	30,312,091	30,298,821	13,270	30,312,091	23,523,077	623,320.80	513,532.32	224.92
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,176,296	4,176,296	-	4,176,296	3,238,923	154,448.81	115,138.11	-
Fidelity® VIP Growth Portfolio - Initial Class	15,313,007	15,313,007	-	15,313,007	12,940,987	164,479.13	310,749.55	-
Fidelity® VIP High Income Portfolio - Service Class 2	5,582,802	5,582,802	-	5,582,802	6,380,885	1,274,612.37	206,475.68	-
Fidelity® VIP Index 500 Portfolio - Initial Class	16,562,168	16,520,429	41,739	16,562,168	9,872,913	35,865.15	405,279.44	1,023.95
Fidelity® VIP Mid Cap Portfolio - Service Class 2	10,956,231	10,956,231	-	10,956,231	10,509,143	315,832.55	178,402.99	-
Fidelity® VIP Overseas Portfolio - Initial Class	3,479,060	3,479,060	-	3,479,060	2,943,819	134,742.85	154,474.13	-
Franklin Global Real Estate VIP Fund - Class 2	2,622,354	2,622,354	-	2,622,354	3,020,622	208,952.55	129,757.19	-
Franklin Mutual Shares VIP Fund - Class 2	4,426,855	4,426,855	-	4,426,855	4,711,261	288,770.72	152,166.58	-
Franklin Small Cap Value VIP Fund - Class 2	4,745,860	4,745,860	-	4,745,860	4,890,937	357,638.27	86,862.96	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,911,393	3,911,393	-	3,911,393	4,435,703	293,648.16	88,718.96	-
Franklin U.S. Government Securities VIP Fund - Class 2	4,831,910	4,831,910	-	4,831,910	5,505,870	466,400.56	368,362.59	-
Templeton Growth VIP Fund - Class 2	1,692,507	1,692,507	-	1,692,507	1,605,605	141,159.88	73,673.09	-
LVIP JPMorgan Mid Cap Value Fund - Standard	6,646,399	6,646,399	-	6,646,399	6,709,123	653,337.22	106,221.37	-
LVIP JPMorgan Small Cap Core Fund - Standard	2,140,866	2,140,866	-	2,140,866	2,243,602	107,857.65	47,173.31	-
T. Rowe Price All-Cap Opportunities Portfolio	7,140,235	7,140,235	-	7,140,235	6,952,210	207,564.96	125,211.26	-
T. Rowe Price Equity Income Portfolio	10,191,597	10,191,597	-	10,191,597	9,964,874	367,132.46	267,483.58	-
T. Rowe Price Mid-Cap Growth Portfolio	9,999,230	9,999,230	-	9,999,230	9,661,846	343,498.12	124,194.35	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2023

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$8,000,440	$8,000,440	$-	$8,000,440	$8,073,403	399,622.38	243,264.89	-
T. Rowe Price International Stock Portfolio	6,296,215	6,296,215	-	6,296,215	6,241,433	419,468.04	330,842.55	-

Product C
Calvert VP EAFE International Index Portfolio - Class F	$140,034	$140,034	$-	$140,034	$120,463	1,480.27	10,919.97	-
Calvert VP NASDAQ-100 Index Portfolio	745,744	745,744	-	745,744	581,801	5,208.80	8,725.64	-
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	113,170	113,170	-	113,170	111,664	1,435.07	3,926.04	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,840,049	1,840,049	-	1,840,049	1,602,135	15,419.84	55,079.20	-
Columbia VP Overseas Core Fund - Class 1	27,299	27,299	-	27,299	24,608	2,044.86	2,064.04	-
Columbia VP Select Mid Cap Value Fund - Class 1	83,141	83,141	-	83,141	56,106	2,256.81	2,928.53	-
Columbia VP Small Cap Value Fund - Class 2	1,159,632	1,159,632	-	1,159,632	1,071,712	90,525.55	35,050.10	-
Columbia VP Small Company Growth Fund - Class 2	152,100	152,100	-	152,100	207,268	14,810.09	4,572.90	-
DWS Global Small Cap VIP - Class A	65,116	65,116	-	65,116	62,799	6,231.20	3,515.62	-
DWS International Growth VIP - Class A	97,536	97,536	-	97,536	88,759	6,455.07	6,463.44	-
Federated Hermes Government Money Fund II - Service Shares	225,647	225,647	-	225,647	225,647	225,647.20	23,353.68	-
Federated Hermes Managed Volatility Fund II - Primary Shares	835,146	835,146	-	835,146	897,544	92,588.27	45,361.91	-
Federated Hermes Quality Bond Fund II - Primary Shares	2,535,744	2,535,744	-	2,535,744	2,701,230	250,073.33	210,163.57	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,267,634	3,267,634	-	3,267,634	2,643,736	69,776.50	87,674.12	-
Fidelity® VIP Growth Portfolio - Service Class 2	2,308,783	2,308,783	-	2,308,783	2,092,856	25,675.97	48,052.59	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,118,222	1,118,222	-	1,118,222	1,259,552	255,301.92	62,690.29	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	408,701	408,701	-	408,701	353,790	897.69	9,847.04	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,373,568	1,373,568	-	1,373,568	1,265,963	39,595.51	48,061.89	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	900,003	900,003	-	900,003	899,609	53,317.71	46,234.34	-
Franklin Mutual Shares VIP Fund - Class 2	2,705,289	2,705,289	-	2,705,289	2,693,048	176,470.23	124,932.22	-
Franklin Small Cap Value VIP Fund - Class 2	243,563	243,563	-	243,563	223,157	18,354.41	8,728.55	-
Franklin U.S. Government Securities VIP Fund - Class 2	2,144,160	2,144,160	-	2,144,160	2,418,717	206,965.21	190,643.32	-
Templeton Global Bond VIP Fund - Class 2	964,487	964,487	-	964,487	1,077,651	75,115.84	72,986.92	-
LVIP JPMorgan Small Cap Core Fund - Service	57,828	57,828	-	57,828	59,746	2,949.19	1,886.18	-
T. Rowe Price All-Cap Opportunities Portfolio	155,229	155,229	-	155,229	166,043	4,512.46	2,551.67	-
T. Rowe Price Equity Income Portfolio	1,197,615	1,197,615	-	1,197,615	1,151,851	43,141.75	43,545.38	-
T. Rowe Price Moderate Allocation Portfolio	161,263	161,263	-	161,263	165,166	8,055.10	6,930.99	-
T. Rowe Price International Stock Portfolio	2,790,160	2,790,160	-	2,790,160	2,710,250	185,886.75	174,383.00	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Operations

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(28,096)	$(28,096)	$(36,350)	$3,334	$(33,016)	$464,154	$403,042
American Century VP Inflation Protection Bond Fund	8,874	(3,083)	5,791	(3,721)	-	(3,721)	3,100	5,170
American Century VP Mid Cap Value Fund	31,151	(16,743)	14,408	(8,571)	149,093	140,522	(93,749)	61,181
American Century VP Ultra® Fund	-	(28,435)	(28,435)	64,452	159,405	223,857	586,690	782,112
American Century VP Value Fund	80,039	(41,834)	38,205	34,754	265,554	300,308	(85,312)	253,201
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	3,247	(7,275)	(4,028)	15,194	72,708	87,902	32,115	115,989
BNY Mellon VIF Appreciation Portfolio - Initial Shares	38,172	(66,552)	(28,380)	(131,137)	468,636	337,499	637,750	946,869
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	8,972	(16,773)	(7,801)	5,677	143,482	149,159	166,698	308,056
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	7,782	(29,368)	(21,586)	(30,802)	52,450	21,648	180,785	180,847
Calvert VP NASDAQ-100 Index Portfolio	40,146	(150,293)	(110,147)	894,360	-	894,360	4,181,950	4,966,163
Calvert VP Russell 2000® Small Cap Index Portfolio	40,195	(59,338)	(19,143)	15,671	2,561	18,232	685,540	684,629
Calvert VP S&P MidCap 400 Index Portfolio	66,908	(70,494)	(3,586)	196,381	225,765	422,146	384,327	802,887
Federated Hermes Government Money Fund II - Service Shares	75,084	(21,007)	54,077	-	-	-	-	54,077
Federated Hermes Managed Volatility Fund II - Primary Shares	510,652	(335,625)	175,027	(1,093,065)	-	(1,093,065)	2,852,589	1,934,551
Federated Hermes Quality Bond Fund II - Primary Shares	407,315	(190,769)	216,546	(225,738)	-	(225,738)	733,240	724,048
Fidelity® VIP Contrafund® Portfolio - Initial Class	137,494	(353,090)	(215,596)	1,085,050	1,002,034	2,087,084	5,954,644	7,826,132
Fidelity® VIP Growth & Income Portfolio - Initial Class	67,570	(52,283)	15,287	188,616	153,566	342,182	306,842	664,311
Fidelity® VIP Growth Portfolio - Initial Class	17,826	(168,073)	(150,247)	733,687	640,697	1,374,384	2,816,241	4,040,378
Fidelity® VIP High Income Portfolio - Service Class 2	320,451	(70,221)	250,230	(92,386)	-	(92,386)	323,902	481,746
Fidelity® VIP Index 500 Portfolio - Initial Class	230,232	(196,637)	33,595	1,862,579	147,665	2,010,244	1,478,454	3,522,293
Fidelity® VIP Mid Cap Portfolio - Service Class 2	40,930	(134,083)	(93,153)	170,329	306,182	476,511	973,503	1,356,861
Fidelity® VIP Overseas Portfolio - Initial Class	37,045	(42,786)	(5,741)	134,024	9,369	143,393	473,699	611,351
Franklin Global Real Estate VIP Fund - Class 2	72,952	(31,236)	41,716	(86,522)	-	(86,522)	284,699	239,893
Franklin Mutual Shares VIP Fund - Class 2	83,317	(54,206)	29,111	(181,473)	383,484	202,011	258,128	489,250
Franklin Small Cap Value VIP Fund - Class 2	23,763	(55,857)	(32,094)	(186,365)	257,610	71,245	451,484	490,635
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(45,284)	(45,284)	(160,581)	-	(160,581)	1,023,410	817,545
Franklin U.S. Government Securities VIP Fund - Class 2	137,508	(61,586)	75,922	(131,995)	-	(131,995)	202,940	146,867
Templeton Growth VIP Fund - Class 2	54,624	(20,227)	34,397	(41,872)	-	(41,872)	298,973	291,498
LVIP JPMorgan Mid Cap Value Fund - Standard	200,630	(79,908)	120,722	(40,514)	560,001	519,487	(57,584)	582,625
LVIP JPMorgan Small Cap Core Fund - Standard	28,635	(27,100)	1,535	(14,388)	19,480	5,092	224,110	230,737

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$16,379	$(83,581)	$(67,202)	$263,307	$470,649	$733,956	$963,587	$1,630,341
T. Rowe Price Equity Income Portfolio	212,261	(125,659)	86,602	(49,761)	428,658	378,897	336,531	802,030
T. Rowe Price Mid-Cap Growth Portfolio	-	(123,093)	(123,093)	99,396	609,295	708,691	1,108,856	1,694,454
T. Rowe Price Moderate Allocation Portfolio	183,573	(99,606)	83,967	(136,846)	22,173	(114,673)	1,073,014	1,042,308
T. Rowe Price International Stock Portfolio	61,550	(81,809)	(20,259)	(74,506)	-	(74,506)	995,106	900,341

Product C
Calvert VP EAFE International Index Portfolio - Class F	$3,943	$(1,302)	$2,641	$200	$-	$200	$16,973	$19,814
Calvert VP NASDAQ-100 Index Portfolio	2,128	(6,300)	(4,172)	14,773	-	14,773	251,982	262,583
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	920	(1,191)	(271)	(1,847)	59	(1,788)	18,163	16,104
Calvert VP S&P MidCap 400 Index Portfolio - Class F	21,837	(18,294)	3,543	(4,470)	73,682	69,212	185,554	258,309
Columbia VP Overseas Core Fund - Class 1	476	(251)	225	(16)	-	(16)	3,219	3,428
Columbia VP Select Mid Cap Value Fund - Class 1	-	(797)	(797)	7,038	-	7,038	(228)	6,013
Columbia VP Small Cap Value Fund - Class 2	4,822	(11,080)	(6,258)	(54,317)	82,134	27,817	193,233	214,792
Columbia VP Small Company Growth Fund - Class 2	-	(1,377)	(1,377)	(1,623)	-	(1,623)	33,648	30,648
DWS Global Small Cap VIP - Class A	517	(584)	(67)	(307)	340	33	12,566	12,532
DWS International Growth VIP - Class A	731	(934)	(203)	326	-	326	12,890	13,013
Federated Hermes Government Money Fund II - Service Shares	12,854	(2,926)	9,928	-	-	-	-	9,928
Federated Hermes Managed Volatility Fund II - Primary Shares	19,171	(10,110)	9,061	(27,727)	-	(27,727)	89,089	70,423
Federated Hermes Quality Bond Fund II - Primary Shares	74,219	(27,045)	47,174	(70,406)	-	(70,406)	156,366	133,134
Fidelity® VIP Contrafund® Portfolio - Service Class 2	7,765	(31,745)	(23,980)	155,630	113,279	268,909	638,791	883,720
Fidelity® VIP Growth Portfolio - Service Class 2	88	(21,524)	(21,436)	121,959	101,828	223,787	447,415	649,766
Fidelity® VIP High Income Portfolio - Service Class 2	61,810	(11,401)	50,409	(45,952)	-	(45,952)	95,232	99,689
Fidelity® VIP Index 500 Portfolio - Service Class 2	4,751	(3,763)	988	18,711	3,623	22,334	59,464	82,786
Fidelity® VIP Mid Cap Portfolio - Service Class 2	5,016	(13,313)	(8,297)	(5,763)	37,574	31,811	151,506	175,020
Fidelity® VIP Real Estate Portfolio - Service Class 2	19,773	(8,532)	11,241	(25,958)	36,221	10,263	62,188	83,692
Franklin Mutual Shares VIP Fund - Class 2	49,972	(27,165)	22,807	(188,469)	230,006	41,537	258,113	322,457
Franklin Small Cap Value VIP Fund - Class 2	1,228	(2,233)	(1,005)	(2,309)	13,310	11,001	15,213	25,209
Franklin U.S. Government Securities VIP Fund - Class 2	63,199	(22,985)	40,214	(105,711)	-	(105,711)	142,282	76,785
Templeton Global Bond VIP Fund - Class 2	-	(9,858)	(9,858)	(70,548)	-	(70,548)	98,347	17,941
LVIP JPMorgan Small Cap Core Fund - Service	537	(542)	(5)	(1,229)	488	(741)	6,875	6,129
T. Rowe Price All-Cap Opportunities Portfolio	356	(1,566)	(1,210)	(5,475)	10,228	4,753	33,460	37,003

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2023

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations
T. Rowe Price Equity Income Portfolio	$24,270	$(11,538)	$12,732	$(12,552)	$48,683	$36,131	$44,635	$93,498
T. Rowe Price Moderate Allocation Portfolio	3,494	(1,522)	1,972	(2,449)	437	(2,012)	20,589	20,549
T. Rowe Price International Stock Portfolio	26,644	(28,613)	(1,969)	(82,295)	-	(82,295)	504,026	419,762

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Product A & B
American Century VP Capital Appreciation Fund	$2,177,021	$(28,096)	$(33,016)	$464,154	$403,042	$42,447	$(158,581)	$(2,287)	$(87,600)	$(206,021)	$197,021	$2,374,042
American Century VP Inflation Protection Bond Fund	250,836	5,791	(3,721)	3,100	5,170	3,047	(35,694)	(276)	24,190	(8,733)	(3,563)	247,273
American Century VP Mid Cap Value Fund	1,380,016	14,408	140,522	(93,749)	61,181	6,893	(45,382)	(389)	(11,501)	(50,379)	10,802	1,390,818
American Century VP Ultra® Fund	1,936,232	(28,435)	223,857	586,690	782,112	26,632	(118,775)	(1,955)	(104,863)	(198,961)	583,151	2,519,383
American Century VP Value Fund	3,465,535	38,205	300,308	(85,312)	253,201	50,072	(137,181)	(3,169)	(108,844)	(199,122)	54,079	3,519,614
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	565,662	(4,028)	87,902	32,115	115,989	11,944	(74,131)	(577)	644	(62,120)	53,869	619,531
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,152,103	(28,380)	337,499	637,750	946,869	65,497	(308,034)	(5,207)	(392,653)	(640,397)	306,472	5,458,575
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,197,572	(7,801)	149,159	166,698	308,056	24,397	(122,156)	(1,271)	145,942	46,912	354,968	1,552,540
Small Cap Portfolio - Initial Shares	2,332,912	(21,586)	21,648	180,785	180,847	44,252	(210,724)	(1,842)	(648)	(168,962)	11,885	2,344,797
Calvert VP NASDAQ-100 Index Portfolio	9,673,645	(110,147)	894,360	4,181,950	4,966,163	69,460	(593,248)	(6,402)	(184,678)	(714,868)	4,251,295	13,924,940
Calvert VP Russell 2000® Small Cap Index Portfolio	4,860,041	(19,143)	18,232	685,540	684,629	44,699	(589,338)	(3,018)	(328,142)	(875,799)	(191,170)	4,668,871
Calvert VP S&P MidCap 400 Index Portfolio	5,752,954	(3,586)	422,146	384,327	802,887	53,477	(681,990)	(4,194)	(105,823)	(738,530)	64,357	5,817,311
Federated Hermes Government Money Fund II - Service Shares	1,689,076	54,077	-	-	54,077	41,073	(92,345)	(2,138)	91,615	38,205	92,282	1,781,358
Federated Hermes Managed Volatility Fund II - Primary Shares	27,991,477	175,027	(1,093,065)	2,852,589	1,934,551	335,465	(2,321,305)	(28,051)	(423,173)	(2,437,064)	(502,513)	27,488,964
Federated Hermes Quality Bond Fund II - Primary Shares	15,677,400	216,546	(225,738)	733,240	724,048	211,148	(1,037,723)	(15,361)	(44,802)	(886,738)	(162,690)	15,514,710

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Fidelity® VIP Contrafund® Portfolio - Initial Class	$25,566,898	$(215,596)	$2,087,084	$5,954,644	$7,826,132	$280,545	$(2,315,438)	$(21,535)	$(1,024,511)	$(3,080,939)	$4,745,193	$30,312,091
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,173,841	15,287	342,182	306,842	664,311	21,754	(517,964)	(3,471)	(162,175)	(661,856)	2,455	4,176,296
Fidelity® VIP Growth Portfolio - Initial Class	13,015,832	(150,247)	1,374,384	2,816,241	4,040,378	103,284	(2,108,188)	(9,421)	271,122	(1,743,203)	2,297,175	15,313,007
Fidelity® VIP High Income Portfolio - Service Class 2	5,604,985	250,230	(92,386)	323,902	481,746	79,724	(323,305)	(5,306)	(255,042)	(503,929)	(22,183)	5,582,802
Fidelity® VIP Index 500 Portfolio - Initial Class	14,804,437	33,595	2,010,244	1,478,454	3,522,293	135,442	(2,017,286)	(9,216)	126,498	(1,764,562)	1,757,731	16,562,168
Fidelity® VIP Mid Cap Portfolio - Service Class 2	10,719,621	(93,153)	476,511	973,503	1,356,861	123,980	(755,840)	(8,755)	(479,636)	(1,120,251)	236,610	10,956,231
Fidelity® VIP Overseas Portfolio - Initial Class	3,244,656	(5,741)	143,393	473,699	611,351	57,411	(348,450)	(2,583)	(83,325)	(376,947)	234,404	3,479,060
Franklin Global Real Estate VIP Fund - Class 2	2,495,639	41,716	(86,522)	284,699	239,893	45,968	(146,537)	(2,812)	(9,797)	(113,178)	126,715	2,622,354
Franklin Mutual Shares VIP Fund - Class 2	4,298,335	29,111	202,011	258,128	489,250	58,394	(312,660)	(3,992)	(102,472)	(360,730)	128,520	4,426,855
Franklin Small Cap Value VIP Fund - Class 2	4,510,584	(32,094)	71,245	451,484	490,635	66,836	(213,150)	(5,411)	(103,634)	(255,359)	235,276	4,745,860
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,386,880	(45,284)	(160,581)	1,023,410	817,545	36,679	(192,287)	(3,663)	(133,761)	(293,032)	524,513	3,911,393
Franklin U.S. Government Securities VIP Fund - Class 2	5,104,894	75,922	(131,995)	202,940	146,867	82,972	(497,985)	(5,508)	670	(419,851)	(272,984)	4,831,910
Templeton Growth VIP Fund - Class 2	1,557,522	34,397	(41,872)	298,973	291,498	19,599	(152,571)	(1,601)	(21,940)	(156,513)	134,985	1,692,507
LVIP JPMorgan Mid Cap Value Fund - Standard	6,518,670	120,722	519,487	(57,584)	582,625	76,115	(479,535)	(5,673)	(45,803)	(454,896)	127,729	6,646,399
LVIP JPMorgan Small Cap Core Fund - Standard	2,168,845	1,535	5,092	224,110	230,737	29,450	(258,340)	(1,872)	(27,954)	(258,716)	(27,979)	2,140,866
T. Rowe Price All-Cap Opportunities Portfolio	6,157,374	(67,202)	733,956	963,587	1,630,341	63,438	(567,291)	(4,406)	(139,221)	(647,480)	982,861	7,140,235

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price Equity Income Portfolio	$10,357,945	$86,602	$378,897	$336,531	$802,030	$81,004	$(574,551)	$(10,204)	$(464,627)	$(968,378)	$(166,348)	$10,191,597
T. Rowe Price Mid-Cap Growth Portfolio	9,644,288	(123,093)	708,691	1,108,856	1,694,454	79,418	(1,090,344)	(5,049)	(323,537)	(1,339,512)	354,942	9,999,230
T. Rowe Price Moderate Allocation Portfolio	8,115,868	83,967	(114,673)	1,073,014	1,042,308	70,174	(994,829)	(7,451)	(225,630)	(1,157,736)	(115,428)	8,000,440
T. Rowe Price International Stock Portfolio	6,519,651	(20,259)	(74,506)	995,106	900,341	87,186	(327,355)	(5,870)	(877,738)	(1,123,777)	(223,436)	6,296,215

Product C
Calvert VP EAFE International Index Portfolio - Class F	$121,651	$2,641	$200	$16,973	$19,814	$375	$(850)	$(956)	$-	$(1,431)	$18,383	$140,034
Calvert VP NASDAQ-100 Index Portfolio	500,715	(4,172)	14,773	251,982	262,583	6,964	(2,584)	(3,595)	(18,339)	(17,554)	245,029	745,744
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	132,575	(271)	(1,788)	18,163	16,104	-	(34,715)	(804)	10	(35,509)	(19,405)	113,170
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,898,424	3,543	69,212	185,554	258,309	24,628	(335,982)	(23,583)	18,253	(316,684)	(58,375)	1,840,049
Columbia VP Overseas Core Fund - Class 1	23,380	225	(16)	3,219	3,428	600	-	(109)	-	491	3,919	27,299
Columbia VP Select Mid Cap Value Fund - Class 1	77,745	(797)	7,038	(228)	6,013	1,456	(2,344)	(802)	1,073	(617)	5,396	83,141
Columbia VP Small Cap Value Fund - Class 2	1,124,751	(6,258)	27,817	193,233	214,792	18,627	(194,927)	(14,053)	10,442	(179,911)	34,881	1,159,632
Columbia VP Small Company Growth Fund - Class 2	122,717	(1,377)	(1,623)	33,648	30,648	-	-	(1,265)	-	(1,265)	29,383	152,100
DWS Global Small Cap VIP - Class A	53,858	(67)	33	12,566	12,532	-	(1,113)	(307)	146	(1,274)	11,258	65,116
DWS International Growth VIP - Class A	88,170	(203)	326	12,890	13,013	490	(3,459)	(695)	17	(3,647)	9,366	97,536
Federated Hermes Government Money Fund II - Service Shares	345,870	9,928	-	-	9,928	11,410	(19,815)	(2,892)	(118,854)	(130,151)	(120,223)	225,647

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,008,967	$9,061	$(27,727)	$89,089	$70,423	$24,682	$(166,547)	$(6,847)	$(95,532)	$(244,244)	$(173,821)	$835,146
Federated Hermes Quality Bond Fund II - Primary Shares	2,847,571	47,174	(70,406)	156,366	133,134	38,346	(486,867)	(31,948)	35,508	(444,961)	(311,827)	2,535,744
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,045,259	(23,980)	268,909	638,791	883,720	44,305	(453,276)	(33,944)	(218,430)	(661,345)	222,375	3,267,634
Fidelity® VIP Growth Portfolio - Service Class 2	2,049,574	(21,436)	223,787	447,415	649,766	27,655	(315,811)	(26,000)	(76,401)	(390,557)	259,209	2,308,783
Fidelity® VIP High Income Portfolio - Service Class 2	1,177,803	50,409	(45,952)	95,232	99,689	15,896	(186,060)	(14,237)	25,131	(159,270)	(59,581)	1,118,222
Fidelity® VIP Index 500 Portfolio - Service Class 2	355,652	988	22,334	59,464	82,786	3,683	(30,262)	(2,839)	(319)	(29,737)	53,049	408,701
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,337,288	(8,297)	31,811	151,506	175,020	11,285	(144,917)	(14,052)	8,944	(138,740)	36,280	1,373,568
Fidelity® VIP Real Estate Portfolio - Service Class 2	866,474	11,241	10,263	62,188	83,692	10,678	(129,808)	(10,956)	79,923	(50,163)	33,529	900,003
Franklin Mutual Shares VIP Fund - Class 2	2,841,149	22,807	41,537	258,113	322,457	27,555	(488,895)	(37,103)	40,126	(458,317)	(135,860)	2,705,289
Franklin Small Cap Value VIP Fund - Class 2	219,122	(1,005)	11,001	15,213	25,209	2,004	(1,079)	(1,725)	32	(768)	24,441	243,563
Franklin U.S. Government Securities VIP Fund - Class 2	2,437,111	40,214	(105,711)	142,282	76,785	26,021	(414,575)	(28,773)	47,591	(369,736)	(292,951)	2,144,160
Templeton Global Bond VIP Fund - Class 2	1,076,224	(9,858)	(70,548)	98,347	17,941	9,818	(164,312)	(13,123)	37,939	(129,678)	(111,737)	964,487
LVIP JPMorgan Small Cap Core Fund - Service	54,171	(5)	(741)	6,875	6,129	-	(2,174)	(298)	-	(2,472)	3,657	57,828
T. Rowe Price All-Cap Opportunities Portfolio	142,294	(1,210)	4,753	33,460	37,003	4,790	(26,216)	(1,332)	(1,310)	(24,068)	12,935	155,229
T. Rowe Price Equity Income Portfolio	1,184,211	12,732	36,131	44,635	93,498	21,360	(113,825)	(8,309)	20,680	(80,094)	13,404	1,197,615
T. Rowe Price Moderate Allocation Portfolio	153,104	1,972	(2,012)	20,589	20,549	2,620	(14,508)	(940)	438	(12,390)	8,159	161,263

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2023

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2022	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2023
T. Rowe Price International Stock Portfolio	$3,011,775	$(1,969)	$(82,295)	$504,026	$419,762	$29,801	$(455,256)	$(37,262)	$(178,660)	$(641,377)	$(221,615)	$2,790,160

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Product A & B
American Century VP Capital Appreciation Fund	$3,426,069	$(30,384)	$324,187	$(1,279,241)	$(985,438)	$62,806	$(254,628)	$(2,350)	$(69,438)	$(263,610)	$(1,249,048)	$2,177,021
American Century VP Inflation Protection Bond Fund	246,621	10,562	1,882	(49,910)	(37,466)	2,399	(14,762)	(319)	54,363	41,681	4,215	250,836
American Century VP Mid Cap Value Fund	1,754,265	13,626	273,444	(320,689)	(33,619)	24,690	(188,237)	(461)	(176,622)	(340,630)	(374,249)	1,380,016
American Century VP Ultra® Fund	3,121,980	(29,001)	329,337	(1,313,668)	(1,013,332)	26,403	(164,104)	(2,001)	(32,714)	(172,416)	(1,185,748)	1,936,232
American Century VP Value Fund	4,362,753	29,639	601,236	(666,215)	(35,340)	70,964	(422,103)	(3,533)	(507,206)	(861,878)	(897,218)	3,465,535
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	924,592	(6,768)	102,139	(314,651)	(219,280)	17,155	(152,198)	(986)	(3,621)	(139,650)	(358,930)	565,662
BNY Mellon VIF Appreciation Portfolio - Initial Shares	7,616,347	(34,366)	1,633,790	(3,055,178)	(1,455,754)	77,007	(894,998)	(5,572)	(184,927)	(1,008,490)	(2,464,244)	5,152,103
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,520,849	(5,760)	276,522	(510,595)	(239,833)	24,476	(83,965)	(1,285)	(22,670)	(83,444)	(323,277)	1,197,572
Small Cap Portfolio - Initial Shares	3,037,462	(31,435)	530,731	(1,025,067)	(525,771)	54,021	(232,537)	(1,956)	1,693	(178,779)	(704,550)	2,332,912
Calvert VP NASDAQ-100 Index Portfolio	15,821,332	(125,460)	1,676,240	(6,727,607)	(5,176,827)	103,500	(1,058,067)	(6,812)	(9,481)	(970,860)	(6,147,687)	9,673,645
Calvert VP Russell 2000® Small Cap Index Portfolio	6,502,424	(22,502)	572,656	(1,944,282)	(1,394,128)	50,041	(440,362)	(3,234)	145,300	(248,255)	(1,642,383)	4,860,041
Calvert VP S&P MidCap 400 Index Portfolio	7,050,226	(18,475)	731,900	(1,727,465)	(1,014,040)	63,408	(250,334)	(4,565)	(91,741)	(283,232)	(1,297,272)	5,752,954
Federated Hermes Government Money Fund II - Service Shares	1,781,132	(1,682)	-	-	(1,682)	33,492	(106,653)	(2,380)	(14,833)	(90,374)	(92,056)	1,689,076
Federated Hermes Managed Volatility Fund II - Primary Shares	35,830,299	205,747	6,676,749	(12,103,312)	(5,220,816)	384,505	(2,066,819)	(30,529)	(905,163)	(2,618,006)	(7,838,822)	27,991,477
Federated Hermes Quality Bond Fund II - Primary Shares	18,614,821	228,234	52,475	(2,199,058)	(1,918,349)	198,812	(1,122,383)	(16,740)	(78,761)	(1,019,072)	(2,937,421)	15,677,400

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Initial Class	$39,685,977	$(222,969)	$2,181,269	$(12,458,589)	$(10,500,289)	$380,186	$(3,439,655)	$(23,101)	$(536,220)	$(3,618,790)	$(14,119,079)	$25,566,898
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,577,932	18,116	186,121	(490,497)	(286,260)	58,045	(196,364)	(3,505)	23,993	(117,831)	(404,091)	4,173,841
Fidelity® VIP Growth Portfolio - Initial Class	19,390,261	(91,650)	1,676,837	(6,333,659)	(4,748,472)	140,064	(1,304,216)	(9,716)	(452,089)	(1,625,957)	(6,374,429)	13,015,832
Fidelity® VIP High Income Portfolio - Service Class 2	6,970,543	227,235	(140,925)	(963,152)	(876,842)	80,167	(585,699)	(5,781)	22,597	(488,716)	(1,365,558)	5,604,985
Fidelity® VIP Index 500 Portfolio - Initial Class	19,306,994	34,509	1,052,300	(4,771,757)	(3,684,948)	169,988	(1,183,131)	(9,653)	205,187	(817,609)	(4,502,557)	14,804,437
Fidelity® VIP Mid Cap Portfolio - Service Class 2	13,851,987	(112,625)	800,564	(2,902,587)	(2,214,648)	174,130	(1,169,081)	(9,157)	86,390	(917,718)	(3,132,366)	10,719,621
Fidelity® VIP Overseas Portfolio - Initial Class	4,591,427	(6,155)	154,621	(1,304,097)	(1,155,631)	74,592	(251,058)	(2,638)	(12,036)	(191,140)	(1,346,771)	3,244,656
Franklin Global Real Estate VIP Fund - Class 2	3,689,465	33,488	212,899	(1,209,938)	(963,551)	75,174	(211,533)	(3,276)	(90,640)	(230,275)	(1,193,826)	2,495,639
Franklin Mutual Shares VIP Fund - Class 2	5,117,714	25,640	443,230	(910,340)	(441,470)	79,420	(415,317)	(4,302)	(37,710)	(377,909)	(819,379)	4,298,335
Franklin Small Cap Value VIP Fund - Class 2	5,275,927	(12,232)	808,372	(1,394,305)	(598,165)	72,868	(302,473)	(5,620)	68,047	(167,178)	(765,343)	4,510,584
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,403,039	(47,668)	959,562	(2,748,775)	(1,836,881)	68,540	(339,669)	(3,878)	95,729	(179,278)	(2,016,159)	3,386,880
Franklin U.S. Government Securities VIP Fund - Class 2	6,459,831	62,519	(135,816)	(602,723)	(676,020)	83,416	(577,672)	(6,050)	(178,611)	(678,917)	(1,354,937)	5,104,894
Templeton Growth VIP Fund - Class 2	1,764,405	(17,223)	(43,007)	(162,742)	(222,972)	18,531	(51,240)	(1,616)	50,414	16,089	(206,883)	1,557,522
LVIP JPMorgan Mid Cap Value Fund - Standard	8,201,775	(20,694)	1,114,140	(1,822,351)	(728,905)	104,616	(624,540)	(6,327)	(427,949)	(954,200)	(1,683,105)	6,518,670
LVIP JPMorgan Small Cap Core Fund - Standard	2,888,612	(19,201)	511,978	(1,081,042)	(588,265)	73,164	(208,413)	(2,231)	5,978	(131,502)	(719,767)	2,168,845
T. Rowe Price All-Cap Opportunities Portfolio	8,777,412	(85,755)	557,082	(2,381,462)	(1,910,135)	68,834	(720,324)	(4,622)	(53,791)	(709,903)	(2,620,038)	6,157,374

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
T. Rowe Price Equity Income Portfolio	$12,269,950	$66,825	$597,483	$(1,192,842)	$(528,534)	$88,351	$(1,148,742)	$(11,674)	$(311,406)	$(1,383,471)	$(1,912,005)	$10,357,945
T. Rowe Price Mid-Cap Growth Portfolio	13,525,511	(130,460)	327,575	(3,344,156)	(3,147,041)	102,991	(702,073)	(5,423)	(129,677)	(734,182)	(3,881,223)	9,644,288
T. Rowe Price Moderate Allocation Portfolio	10,959,416	27,292	76,879	(2,163,385)	(2,059,214)	93,178	(654,138)	(8,119)	(215,255)	(784,334)	(2,843,548)	8,115,868
T. Rowe Price International Stock Portfolio	7,870,552	(31,872)	73,390	(1,377,261)	(1,335,743)	124,821	(744,596)	(5,963)	610,580	(15,158)	(1,350,901)	6,519,651

Product C
Calvert VP EAFE International Index Portfolio - Class F	$164,517	$3,397	$248	$(29,656)	$(26,011)	$1,399	$(14,618)	$(987)	$(2,649)	$(16,855)	$(42,866)	$121,651
Calvert VP NASDAQ-100 Index Portfolio	884,725	(5,420)	125,813	(402,059)	(281,666)	8,466	(173,654)	(3,785)	66,629	(102,344)	(384,010)	500,715
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	170,072	(278)	14,648	(50,029)	(35,659)	(86)	(13,881)	(1,053)	13,182	(1,838)	(37,497)	132,575
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,527,072	(1,854)	249,519	(603,593)	(355,928)	23,569	(252,904)	(28,088)	(15,297)	(272,720)	(628,648)	1,898,424
Columbia VP Overseas Core Fund - Class 1	27,126	(42)	1,707	(5,879)	(4,214)	569	-	(101)	-	468	(3,746)	23,380
Columbia VP Select Mid Cap Value Fund - Class 1	139,518	(1,085)	15,885	(29,493)	(14,693)	1,927	(9,127)	(982)	(38,898)	(47,080)	(61,773)	77,745
Columbia VP Small Cap Value Fund - Class 2	1,422,678	(6,257)	434,696	(565,915)	(137,476)	14,649	(151,965)	(16,272)	(6,863)	(160,451)	(297,927)	1,124,751
Columbia VP Small Company Growth Fund - Class 2	227,627	(1,489)	56,590	(135,484)	(80,383)	-	(9,932)	(1,341)	(13,254)	(24,527)	(104,910)	122,717
DWS Global Small Cap VIP - Class A	78,916	(268)	9,895	(28,903)	(19,276)	-	(5,585)	(331)	134	(5,782)	(25,058)	53,858
DWS International Growth VIP - Class A	125,728	56	1,366	(38,574)	(37,152)	2,163	(843)	(711)	(1,015)	(406)	(37,558)	88,170
Federated Hermes Government Money Fund II - Service Shares	282,359	780	-	-	780	10,573	(43,513)	(3,178)	98,849	62,731	63,511	345,870

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,231,799	$9,371	$236,676	$(425,245)	$(179,198)	$24,016	$(60,348)	$(7,303)	$1	$(43,634)	$(222,832)	$1,008,967
Federated Hermes Quality Bond Fund II - Primary Shares	3,698,971	53,556	(17,198)	(400,622)	(364,264)	44,636	(431,369)	(37,842)	(62,561)	(487,136)	(851,400)	2,847,571
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,391,913	(25,099)	257,919	(1,414,383)	(1,181,563)	40,114	(302,324)	(38,440)	135,559	(165,091)	(1,346,654)	3,045,259
Fidelity® VIP Growth Portfolio - Service Class 2	2,934,639	(14,920)	247,151	(961,757)	(729,526)	34,653	(241,849)	(29,517)	81,174	(155,539)	(885,065)	2,049,574
Fidelity® VIP High Income Portfolio - Service Class 2	1,624,074	50,315	(37,337)	(207,426)	(194,448)	19,368	(210,672)	(17,098)	(43,421)	(251,823)	(446,271)	1,177,803
Fidelity® VIP Index 500 Portfolio - Service Class 2	518,860	635	98,935	(199,676)	(100,106)	5,197	(245,048)	(3,260)	180,009	(63,102)	(163,208)	355,652
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,867,359	(11,353)	88,952	(377,572)	(299,973)	13,610	(205,410)	(16,331)	(21,967)	(230,098)	(530,071)	1,337,288
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,331,844	994	33,339	(387,067)	(352,734)	13,659	(100,382)	(13,215)	(12,698)	(112,636)	(465,370)	866,474
Franklin Mutual Shares VIP Fund - Class 2	3,738,115	24,976	260,826	(582,789)	(296,987)	40,236	(409,216)	(44,500)	(186,499)	(599,979)	(896,966)	2,841,149
Franklin Small Cap Value VIP Fund - Class 2	262,028	(61)	39,651	(67,672)	(28,082)	2,860	(411)	(1,783)	(15,490)	(14,824)	(42,906)	219,122
Franklin U.S. Government Securities VIP Fund - Class 2	3,233,097	37,673	(95,505)	(270,102)	(327,934)	39,076	(381,793)	(35,029)	(90,306)	(468,052)	(795,986)	2,437,111
Templeton Global Bond VIP Fund - Class 2	1,384,215	(11,735)	(74,224)	8,657	(77,302)	16,469	(178,788)	(16,010)	(52,360)	(230,689)	(307,991)	1,076,224
LVIP JPMorgan Small Cap Core Fund - Service	112,917	(740)	13,359	(33,269)	(20,650)	371	(20,555)	(468)	(17,444)	(38,096)	(58,746)	54,171
T. Rowe Price All-Cap Opportunities Portfolio	467,703	(2,971)	19,773	(116,781)	(99,979)	2,022	(225,199)	(2,011)	(242)	(225,430)	(325,409)	142,294
T. Rowe Price Equity Income Portfolio	1,420,148	10,777	59,839	(131,974)	(61,358)	11,556	(159,437)	(9,108)	(17,590)	(174,579)	(235,937)	1,184,211
T. Rowe Price Moderate Allocation Portfolio	261,626	912	(5,458)	(47,753)	(52,299)	3,385	(58,912)	(1,248)	552	(56,223)	(108,522)	153,104

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
T. Rowe Price International Stock Portfolio	$3,736,162	$(7,587)	$36,608	$(651,852)	$(622,831)	$40,558	$(384,303)	$(43,356)	$285,545	$(101,556)	$(724,387)	$3,011,775

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2023

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000® Small Cap Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	C
Columbia VP Select Mid Cap Value Fund - Class 1	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A	C
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
Lincoln Variable Insurance Products Trust (1)
LVIP JPMorgan Mid Cap Value Fund – Standard (1)	A & B
LVIP JPMorgan Small Cap Core Fund – Standard (1)	A & B
LVIP JPMorgan Small Cap Core Fund – Service (1)	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio	A, B & C
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(1)	On April 28, 2023, J.P. Morgan Insurance Trust funds were reorganized into newly formed funds of Lincoln Variable Insurance Products Trust. On that date, assets of each fund were transferred as noted below. In addition, subaccounts that had invested in the J.P. Morgan Insurance Trust funds transferred their investment into the respective newly formed fund as noted below:

Newly formed fund/portfolio	Former fund/portfolio
LVIP JPMorgan Mid Cap Value Fund – Standard	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Standard	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
LVIP JPMorgan Small Cap Core Fund – Service	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2023, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2023:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$28,486	$259,269
American Century VP Inflation Protection Bond Fund	34,952	37,894
American Century VP Mid Cap Value Fund	204,720	91,598
American Century VP Ultra® Fund	195,273	263,264
American Century VP Value Fund	534,897	430,260

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	91,346	84,786

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	542,577	742,718
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	329,529	146,936
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	124,529	262,627

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	635,054	1,460,069
Calvert VP Russell 2000® Small Cap Index Portfolio	326,148	1,218,529
Calvert VP S&P MidCap 400 Index Portfolio	568,528	1,084,879

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	353,763	261,481
Federated Hermes Managed Volatility Fund II - Primary Shares	811,037	3,073,074
Federated Hermes Quality Bond Fund II - Primary Shares	694,870	1,365,062

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,545,352	3,839,853
Fidelity® VIP Growth & Income Portfolio - Initial Class	317,500	810,503
Fidelity® VIP Growth Portfolio - Initial Class	1,159,118	2,411,871
Fidelity® VIP High Income Portfolio - Service Class 2	435,000	688,699
Fidelity® VIP Index 500 Portfolio - Initial Class	1,179,251	2,762,553
Fidelity® VIP Mid Cap Portfolio - Service Class 2	414,835	1,322,057
Fidelity® VIP Overseas Portfolio - Initial Class	279,247	652,566

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$187,186	$258,648
Franklin Mutual Shares VIP Fund - Class 2	606,900	555,035
Franklin Small Cap Value VIP Fund - Class 2	356,959	386,802
Franklin Small-Mid Cap Growth VIP Fund - Class 2	62,156	400,472
Franklin U.S. Government Securities VIP Fund - Class 2	240,639	584,568
Templeton Growth VIP Fund - Class 2	70,436	192,552

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	997,654	771,827
LVIP JPMorgan Small Cap Core Fund - Standard	107,350	345,051

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	667,225	911,258
T. Rowe Price Equity Income Portfolio	734,839	1,187,957
T. Rowe Price Mid-Cap Growth Portfolio	652,774	1,506,084
T. Rowe Price Moderate Allocation Portfolio	265,530	1,317,126

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	131,158	1,275,194

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$4,298	$3,088
Calvert VP NASDAQ-100 Index Portfolio	19,825	41,551
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,040	36,761
Calvert VP S&P MidCap 400 Index Portfolio - Class F	203,961	443,420

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	1,000	284
Columbia VP Select Mid Cap Value Fund - Class 1	20,423	21,837
Columbia VP Small Cap Value Fund - Class 2	194,833	298,868
Columbia VP Small Company Growth Fund - Class 2	-	2,642

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	996	1,997

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	1,219	5,069

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	52,726	172,949
Federated Hermes Managed Volatility Fund II - Primary Shares	66,110	301,293
Federated Hermes Quality Bond Fund II - Primary Shares	227,790	625,577

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$228,050	$800,096
Fidelity® VIP Growth Portfolio - Service Class 2	268,424	578,589
Fidelity® VIP High Income Portfolio - Service Class 2	126,565	235,426
Fidelity® VIP Index 500 Portfolio - Service Class 2	30,124	55,250
Fidelity® VIP Mid Cap Portfolio - Service Class 2	125,996	235,459
Fidelity® VIP Real Estate Portfolio - Service Class 2	165,763	168,464

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	462,629	668,133
Franklin Small Cap Value VIP Fund - Class 2	27,758	16,221
Franklin U.S. Government Securities VIP Fund - Class 2	214,588	544,110
Templeton Global Bond VIP Fund - Class 2	68,493	208,029

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Small Cap Core Fund - Service	1,025	3,014

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	14,566	29,616
T. Rowe Price Equity Income Portfolio	139,060	157,739
T. Rowe Price Moderate Allocation Portfolio	29,699	39,680

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	162,294	805,640

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2023 and 2022:

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	831	5,812	(4,981)	3,945	10,809	(6,864)
American Century VP Inflation Protection Bond Fund	1,915	2,576	(661)	4,197	1,418	2,779
American Century VP Mid Cap Value Fund	772	2,271	(1,499)	1,433	10,779	(9,346)
American Century VP Ultra® Fund	817	4,566	(3,749)	1,119	4,635	(3,516)
American Century VP Value Fund	7,195	14,290	(7,095)	4,074	34,943	(30,869)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	513	2,430	(1,917)	4,003	8,544	(4,541)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,164	16,308	(15,144)	1,283	27,534	(26,251)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	4,253	3,091	1,162	549	2,753	(2,204)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial	2,644	8,679	(6,035)	2,557	8,891	(6,334)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	5,922	12,937	(7,015)	9,393	20,400	(11,007)
Calvert VP Russell 2000® Small Cap Index Portfolio	6,797	26,781	(19,984)	4,974	11,039	(6,065)
Calvert VP S&P MidCap 400 Index Portfolio	4,988	17,617	(12,629)	1,534	6,763	(5,229)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	30,687	26,667	4,020	60,033	70,004	(9,971)
Federated Hermes Managed Volatility Fund II - Primary Shares	21,156	164,448	(143,292)	12,712	164,801	(152,089)
Federated Hermes Quality Bond Fund II - Primary Shares	28,494	107,119	(78,625)	32,448	122,281	(89,833)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,813	66,229	(57,416)	10,826	84,906	(74,080)
Fidelity® VIP Growth & Income Portfolio - Initial Class	3,143	22,934	(19,791)	7,209	11,214	(4,005)
Fidelity® VIP Growth Portfolio - Initial Class	12,003	56,672	(44,669)	3,908	43,548	(39,640)
Fidelity® VIP High Income Portfolio - Service Class 2	5,120	24,350	(19,230)	5,496	24,661	(19,165)
Fidelity® VIP Index 500 Portfolio - Initial Class	21,988	68,359	(46,371)	11,268	35,473	(24,205)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,646	21,164	(19,518)	7,479	24,353	(16,874)
Fidelity® VIP Overseas Portfolio - Initial Class	11,970	28,968	(16,998)	9,059	18,562	(9,503)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	6,530	12,683	(6,153)	3,349	14,169	(10,820)
Franklin Mutual Shares VIP Fund - Class 2	5,728	19,139	(13,411)	6,210	20,874	(14,664)
Franklin Small Cap Value VIP Fund - Class 2	1,750	6,820	(5,070)	4,493	8,077	(3,584)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,851	9,296	(7,445)	7,427	11,732	(4,305)
Franklin U.S. Government Securities VIP Fund - Class 2	9,029	42,215	(33,186)	7,024	58,397	(51,373)
Templeton Growth VIP Fund - Class 2	1,036	8,395	(7,359)	5,128	4,330	798

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Mid Cap Value Fund - Standard	4,473	12,381	(7,908)	689	16,816	(16,127)
LVIP JPMorgan Small Cap Core Fund - Standard	1,618	7,830	(6,212)	5,139	8,389	(3,250)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	3,825	16,151	(12,326)	2,497	16,950	(14,453)
T. Rowe Price Equity Income Portfolio	3,331	29,967	(26,636)	6,428	44,927	(38,499)
T. Rowe Price Mid-Cap Growth Portfolio	867	18,599	(17,732)	2,257	12,528	(10,271)
T. Rowe Price Moderate Allocation Portfolio	2,650	40,530	(37,880)	6,015	31,164	(25,149)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	5,242	67,712	(62,470)	47,370	48,850	(1,480)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	32	151	(119)	120	1,683	(1,563)
Calvert VP NASDAQ-100 Index Portfolio	272	503	(231)	1,500	3,097	(1,597)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	2	1,375	(1,373)	671	711	(40)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	3,726	13,853	(10,127)	2,570	11,695	(9,125)

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	47	7	40	48	8	40
Columbia VP Select Mid Cap Value Fund - Class 1	739	801	(62)	66	1,887	(1,821)
Columbia VP Small Cap Value Fund - Class 2	3,918	9,822	(5,904)	1,855	7,589	(5,734)
Columbia VP Small Company Growth Fund - Class 2	-	42	(42)	-	813	(813)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	10	80	(70)	8	373	(365)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	35	285	(250)	143	206	(63)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	4,237	17,928	(13,691)	17,533	10,778	6,755
Federated Hermes Managed Volatility Fund II - Primary Shares	2,834	16,445	(13,611)	2,300	4,807	(2,507)
Federated Hermes Quality Bond Fund II - Primary Shares	13,733	51,586	(37,853)	5,684	47,066	(41,382)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2023			2022
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,506	23,525	(20,019)	7,909	13,263	(5,354)
Fidelity® VIP Growth Portfolio - Service Class 2	4,012	13,354	(9,342)	4,198	8,118	(3,920)
Fidelity® VIP High Income Portfolio - Service Class 2	3,964	13,346	(9,382)	1,710	16,549	(14,839)
Fidelity® VIP Index 500 Portfolio - Service Class 2	566	1,399	(833)	5,481	7,387	(1,906)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,319	8,445	(5,126)	1,707	11,049	(9,342)
Fidelity® VIP Real Estate Portfolio - Service Class 2	6,255	8,894	(2,639)	4,188	9,095	(4,907)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	9,546	32,016	(22,470)	5,452	35,801	(30,349)
Franklin Small Cap Value VIP Fund - Class 2	524	561	(37)	97	665	(568)
Franklin U.S. Government Securities VIP Fund - Class 2	14,190	47,680	(33,490)	5,697	47,252	(41,555)
Templeton Global Bond VIP Fund - Class 2	5,557	15,534	(9,977)	2,774	20,232	(17,458)

Lincoln Variable Insurance Products Trust:
LVIP JPMorgan Small Cap Core Fund - Service	-	87	(87)	11	1,314	(1,303)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	82	517	(435)	136	4,778	(4,642)
T. Rowe Price Equity Income Portfolio	2,640	5,795	(3,155)	2,945	9,843	(6,898)
T. Rowe Price Moderate Allocation Portfolio	1,180	1,764	(584)	623	3,495	(2,872)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	9,420	51,678	(42,258)	27,319	34,688	(7,369)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2023, 2022, 2021, 2020 and 2019, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A and B:
American Century VP Capital Appreciation Fund:
2023	53,491	$44.38	$2,374,042	-%	1.25%	19.20%
2022	58,472	37.23	2,177,021	-	1.25	(29.00)
2021	65,336	52.44	3,426,069	-	1.25	9.80
2020	80,384	47.76	3,839,537	-	1.25	40.68
2019	92,932	33.95	3,154,944	-	1.25	33.93
American Century VP Inflation Protection Bond Fund:
2023	17,385	14.22	247,273	3.57	1.25	2.30
2022	18,046	13.90	250,836	5.50	1.25	(13.93)
2021	15,267	16.15	246,621	3.07	1.25	5.28
2020	20,501	15.34	314,493	1.61	1.25	8.41
2019	20,313	14.15	287,337	2.59	1.25	7.85
American Century VP Mid Cap Value Fund:
2023	37,354	37.23	1,390,818	2.31	1.25	4.81
2022	38,853	35.52	1,380,016	2.21	1.25	(2.42)
2021	48,199	36.40	1,754,265	1.16	1.25	21.70
2020	48,448	29.91	1,449,105	1.83	1.25	(0.03)
2019	53,336	29.92	1,595,981	2.05	1.25	27.54
American Century VP Ultra® Fund:
2023	41,956	60.05	2,519,383	-	1.25	41.76
2022	45,705	42.36	1,936,232	-	1.25	(33.22)
2021	49,221	63.43	3,121,980	-	1.25	21.65
2020	57,574	52.14	3,002,115	-	1.25	48.00
2019	63,818	35.23	2,248,442	-	1.25	32.89
American Century VP Value Fund:
2023	116,321	30.26	3,519,614	2.37	1.25	7.76
2022	123,416	28.08	3,465,535	2.03	1.25	(0.71)
2021	154,285	28.28	4,362,753	1.72	1.25	23.01
2020	192,156	22.99	4,418,523	2.36	1.25	(0.30)
2019	203,070	23.06	4,682,235	2.12	1.25	25.46
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2023	16,844	36.78	619,531	0.55	1.25	21.99
2022	18,761	30.15	565,662	0.31	1.25	(24.02)
2021	23,302	39.68	924,592	0.60	1.25	25.13
2020	22,015	31.71	698,137	0.98	1.25	22.29
2019	27,826	25.93	721,388	1.35	1.25	32.36

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2023	118,573	$46.04	$5,458,575	0.71%	1.25%	19.49%
2022	133,717	38.53	5,152,103	0.65	1.25	(19.07)
2021	159,968	47.61	7,616,347	0.44	1.25	25.55
2020	181,670	37.92	6,888,708	0.79	1.25	22.16
2019	233,725	31.04	7,254,862	1.17	1.25	34.43
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2023	33,373	46.52	1,552,540	0.66	1.25	25.12
2022	32,211	37.18	1,197,572	0.79	1.25	(15.86)
2021	34,415	44.19	1,520,849	0.48	1.25	24.09
2020	34,769	35.61	1,238,291	0.77	1.25	23.09
2019	42,586	28.93	1,232,176	1.07	1.25	27.50
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2023	81,670	28.71	2,344,797	0.33	1.25	7.93
2022	87,705	26.60	2,332,912	-	1.25	(17.65)
2021	94,039	32.30	3,037,462	0.11	1.25	15.03
2020	106,548	28.08	2,991,997	0.67	1.25	18.38
2019	119,962	23.72	2,844,953	-	1.25	20.28
Calvert VP NASDAQ-100 Index Portfolio:
2023	118,037	117.97	13,924,940	0.33	1.25	52.49
2022	125,052	77.36	9,673,645	0.18	1.25	(33.47)
2021	136,059	116.28	15,821,332	0.27	1.25	25.30
2020	153,387	92.80	14,233,906	0.47	1.25	46.40
2019	168,594	63.39	10,686,990	0.52	1.25	37.06
Calvert VP Russell 2000&® Small Cap Index Portfolio:
2023	100,523	46.45	4,668,871	0.84	1.25	15.17
2022	120,507	40.33	4,860,041	0.82	1.25	(21.49)
2021	126,572	51.37	6,502,424	0.74	1.25	13.10
2020	140,748	45.42	6,392,427	1.07	1.25	18.16
2019	164,724	38.44	6,331,320	0.90	1.25	23.56
Calvert VP S&P MidCap 400 Index Portfolio:
2023	94,094	61.82	5,817,311	1.18	1.25	14.67
2022	106,723	53.91	5,752,954	0.94	1.25	(14.40)
2021	111,952	62.98	7,050,226	0.81	1.25	22.89
2020	126,490	51.25	6,482,579	1.22	1.25	11.92
2019	154,753	45.79	7,086,307	1.15	1.25	24.29
Federated Hermes Government Money Fund II - Service Shares:
2023	190,141	9.37	1,781,358	4.44	1.25	3.19
2022	186,121	9.08	1,689,076	1.15	1.25	-
2021	196,092	9.08	1,781,132	-	1.25	(1.30)
2020	220,118	9.20	2,024,321	0.12	1.25	(0.97)
2019	97,334	9.29	904,510	1.62	1.25	0.32

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	1,539,741	$17.85	$27,488,964	1.89%	1.25%	7.34%
2022	1,683,033	16.63	27,991,477	1.91	1.25	(14.81)
2021	1,835,122	19.52	35,830,299	1.81	1.25	17.03
2020	2,035,893	16.68	33,960,432	2.61	1.25	(0.30)
2019	2,244,622	16.73	37,561,634	2.08	1.25	18.74
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	1,326,085	11.70	15,514,710	2.65	1.25	4.84
2022	1,404,710	11.16	15,677,400	2.60	1.25	(10.43)
2021	1,494,543	12.46	18,614,821	2.46	1.25	(2.58)
2020	1,522,695	12.79	19,474,319	2.83	1.25	6.76
2019	1,716,925	11.98	20,563,975	2.97	1.25	8.12
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2023	513,757	59.00	30,312,091	0.48	1.25	31.81
2022	571,173	44.76	25,566,898	0.49	1.25	(27.22)
2021	645,253	61.50	39,685,977	0.06	1.25	26.26
2020	716,305	48.71	34,893,768	0.25	1.25	28.93
2019	830,533	37.78	31,374,926	0.46	1.25	29.96
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2023	115,138	36.27	4,176,296	1.60	1.25	17.26
2022	134,929	30.93	4,173,841	1.67	1.25	(6.13)
2021	138,934	32.95	4,577,932	2.35	1.25	24.39
2020	155,353	26.49	4,115,011	2.08	1.25	6.51
2019	169,017	24.87	4,203,210	3.58	1.25	28.46
Fidelity® VIP Growth Portfolio - Initial Class:
2023	310,750	49.28	15,313,007	0.13	1.25	34.57
2022	355,419	36.62	13,015,832	0.63	1.25	(25.39)
2021	395,059	49.08	19,390,261	-	1.25	21.70
2020	440,744	40.33	17,776,107	0.08	1.25	42.11
2019	496,359	28.38	14,086,716	0.26	1.25	32.68
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	206,476	27.04	5,582,802	5.65	1.25	8.90
2022	225,706	24.83	5,604,985	4.96	1.25	(12.79)
2021	244,871	28.47	6,970,543	5.23	1.25	3.00
2020	244,384	27.64	6,753,851	4.82	1.25	1.17
2019	269,734	27.32	7,369,284	5.04	1.25	13.36
Fidelity® VIP Index 500 Portfolio - Initial Class:
2023	406,303	40.76	16,562,168	1.45	1.25	24.65
2022	452,674	32.70	14,804,437	1.45	1.25	(19.24)
2021	476,879	40.49	19,306,994	1.25	1.25	27.01
2020	525,777	31.88	16,762,415	1.72	1.25	16.78
2019	583,259	27.30	15,923,617	1.95	1.25	29.75

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	178,403	$61.41	$10,956,231	0.38%	1.25%	13.39%
2022	197,921	54.16	10,719,621	0.26	1.25	(16.02)
2021	214,795	64.49	13,851,987	0.35	1.25	23.76
2020	244,770	52.11	12,754,531	0.40	1.25	16.42
2019	277,482	44.76	12,420,929	0.66	1.25	21.66
Fidelity® VIP Overseas Portfolio - Initial Class:
2023	154,474	22.52	3,479,060	1.07	1.25	19.03
2022	171,472	18.92	3,244,656	1.06	1.25	(25.42)
2021	180,975	25.37	4,591,427	0.51	1.25	18.22
2020	195,408	21.46	4,193,468	0.44	1.25	14.21
2019	210,397	18.79	3,954,285	1.64	1.25	26.19
Franklin Global Real Estate VIP Fund - Class 2:
2023	129,757	20.21	2,622,354	2.89	1.25	10.08
2022	135,910	18.36	2,495,639	2.38	1.25	(26.97)
2021	146,730	25.14	3,689,465	0.90	1.25	25.20
2020	170,387	20.08	3,421,223	3.25	1.25	(6.56)
2019	190,982	21.49	4,103,907	2.64	1.25	20.87
Franklin Mutual Shares VIP Fund - Class 2:
2023	152,167	29.09	4,426,855	1.90	1.25	12.06
2022	165,578	25.96	4,298,335	1.80	1.25	(8.56)
2021	180,242	28.39	5,117,714	2.82	1.25	17.70
2020	215,068	24.12	5,188,306	2.82	1.25	(6.22)
2019	222,391	25.72	5,720,777	1.86	1.25	21.04
Franklin Small Cap Value VIP Fund - Class 2:
2023	86,863	54.64	4,745,860	0.53	1.25	11.37
2022	91,933	49.06	4,510,584	0.98	1.25	(11.19)
2021	95,517	55.24	5,275,927	0.99	1.25	23.83
2020	110,971	44.61	4,950,342	1.55	1.25	3.89
2019	123,757	42.94	5,314,155	1.06	1.25	24.79
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2023	88,719	44.09	3,911,393	-	1.25	25.18
2022	96,164	35.22	3,386,880	-	1.25	(34.51)
2021	100,469	53.78	5,403,039	-	1.25	8.67
2020	111,289	49.49	5,508,220	-	1.25	53.17
2019	127,495	32.31	4,119,663	-	1.25	29.81
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	368,363	13.12	4,831,910	2.77	1.25	3.23
2022	401,549	12.71	5,104,894	2.35	1.25	(10.87)
2021	452,922	14.26	6,459,831	2.65	1.25	(3.06)
2020	397,932	14.71	5,853,411	3.28	1.25	2.58
2019	517,208	14.34	7,419,005	2.89	1.25	3.91

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Templeton Growth VIP Fund - Class 2:
2023	73,673	$22.97	$1,692,507	3.34%	1.25%	19.51%
2022	81,032	19.22	1,557,522	0.16	1.25	(12.60)
2021	80,234	21.99	1,764,405	1.11	1.25	3.58
2020	89,952	21.23	1,909,796	2.96	1.25	4.48
2019	102,919	20.32	2,091,205	2.75	1.25	13.77
LVIP JPMorgan Mid Cap Value Fund - Standard:
2023	106,221	62.57	6,646,399	3.11	1.25	9.54
2022	114,129	57.12	6,518,670	0.95	1.25	(9.29)
2021	130,256	62.97	8,201,775	0.89	1.25	28.30
2020	170,177	49.08	8,353,037	1.51	1.25	(0.89)
2019	184,296	49.52	9,125,698	1.61	1.25	25.21
LVIP JPMorgan Small Cap Core Fund - Standard:
2023	47,173	45.38	2,140,866	1.31	1.25	11.69
2022	53,385	40.63	2,168,845	0.45	1.25	(20.33)
2021	56,635	51.00	2,888,612	0.53	1.25	19.89
2020	67,558	42.54	2,874,131	0.99	1.25	12.27
2019	79,167	37.89	2,999,689	0.41	1.25	23.06
T. Rowe Price All-Cap Opportunities Portfolio:
2023	125,211	57.03	7,140,235	0.24	1.25	27.38
2022	137,537	44.77	6,157,374	-	1.25	(22.48)
2021	151,990	57.75	8,777,412	-	1.25	19.32
2020	174,893	48.40	8,465,654	-	1.25	42.56
2019	189,256	33.95	6,424,717	0.41	1.25	33.29
T. Rowe Price Equity Income Portfolio:
2023	267,484	38.10	10,191,597	2.09	1.25	8.18
2022	294,120	35.22	10,357,945	1.84	1.25	(4.53)
2021	332,619	36.89	12,269,950	1.55	1.25	24.00
2020	387,574	29.75	11,529,883	2.32	1.25	(0.07)
2019	443,984	29.77	13,217,133	2.30	1.25	24.82
T. Rowe Price Mid-Cap Growth Portfolio:
2023	124,194	80.51	9,999,230	-	1.25	18.48
2022	141,926	67.95	9,644,288	-	1.25	(23.54)
2021	152,197	88.87	13,525,511	-	1.25	13.44
2020	164,581	78.34	12,894,059	-	1.25	22.27
2019	178,285	64.07	11,423,422	0.14	1.25	29.67
T. Rowe Price Moderate Allocation Portfolio:
2023	243,265	32.89	8,000,440	2.28	1.25	13.92
2022	281,145	28.87	8,115,868	1.54	1.25	(19.31)
2021	306,294	35.78	10,959,416	0.97	1.25	8.72
2020	347,344	32.91	11,433,027	1.37	1.25	13.09
2019	382,247	29.10	11,122,328	1.95	1.25	18.34

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2023	330,843	$19.03	$6,296,215	0.93%	1.25%	14.78%
2022	393,313	16.58	6,519,651	0.77	1.25	(16.85)
2021	394,793	19.94	7,870,552	0.55	1.25	0.10
2020	445,697	19.92	8,879,057	0.55	1.25	13.05
2019	508,249	17.62	8,957,727	2.48	1.25	26.13

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2023	10,920	$12.82	$140,034	3.00%	1.00%	16.33%
2022	11,039	11.02	121,651	3.47	1.00	(15.62)
2021	12,602	13.06	164,517	1.66	1.00	9.56
2020	17,530	11.92	208,880	3.44	1.00	6.52
2019	17,520	11.19	196,036	2.61	1.00	19.81
Calvert VP NASDAQ-100 Index Portfolio:
2023	8,726	85.47	745,744	0.33	1.00	52.90
2022	8,957	55.90	500,715	0.16	1.00	(33.32)
2021	10,554	83.83	884,725	0.27	1.00	25.63
2020	8,974	66.73	598,864	0.51	1.00	46.76
2019	8,046	45.47	365,871	0.52	1.00	37.41
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2023	3,926	28.83	113,170	0.77	1.00	15.23
2022	5,299	25.02	132,575	0.80	1.00	(21.44)
2021	5,339	31.85	170,072	0.68	1.00	13.18
2020	8,117	28.14	228,453	0.97	1.00	18.19
2019	12,079	23.81	287,568	0.90	1.00	23.62
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2023	55,079	33.41	1,840,049	1.18	1.00	14.77
2022	65,206	29.11	1,898,424	0.90	1.00	(14.38)
2021	74,331	34.00	2,527,072	0.80	1.00	22.97
2020	101,577	27.65	2,808,813	1.18	1.00	11.99
2019	124,314	24.69	3,069,939	1.15	1.00	24.32
Columbia VP Overseas Core Fund - Class 1:
2023	2,064	13.23	27,299	1.89	1.00	14.55
2022	2,024	11.55	23,380	0.81	1.00	(15.51)
2021	1,984	13.67	27,126	1.27	1.00	8.84
2020	1,961	12.56	24,628	1.53	1.00	8.00
2019	3,792	11.63	44,088	2.16	1.00	24.25
Columbia VP Select Mid Cap Value Fund - Class 1:
2023	2,929	28.39	83,141	-	1.00	9.19
2022	2,991	26.00	77,745	-	1.00	(10.31)
2021	4,812	28.99	139,518	-	1.00	31.06
2020	5,430	22.12	120,143	-	1.00	6.40
2019	7,858	20.79	163,394	-	1.00	30.34

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Columbia VP Small Cap Value Fund - Class 2:
2023	35,050	$33.08	$1,159,632	0.43%	1.00%	20.47%
2022	40,954	27.46	1,124,751	0.49	1.00	(9.88)
2021	46,688	30.47	1,422,678	0.47	1.00	27.54
2020	68,165	23.89	1,628,734	0.37	1.00	7.52
2019	71,672	22.22	1,592,830	0.28	1.00	19.78
Columbia VP Small Company Growth Fund - Class 2:
2023	4,573	33.26	152,100	-	1.00	25.08
2022	4,615	26.59	122,717	-	1.00	(36.60)
2021	5,428	41.94	227,627	-	1.00	(4.07)
2020	6,747	43.72	295,014	-	1.00	68.93
2019	4,233	25.88	109,539	-	1.00	38.99
DWS Global Small Cap VIP - Class A:
2023	3,516	18.52	65,116	0.88	1.00	23.30
2022	3,586	15.02	53,858	0.57	1.00	(24.79)
2021	3,951	19.97	78,916	0.35	1.00	13.79
2020	5,085	17.55	89,246	0.80	1.00	16.23
2019	6,118	15.10	92,407	-	1.00	20.03
DWS International Growth VIP - Class A:
2023	6,463	15.09	97,536	0.78	1.00	14.93
2022	6,713	13.13	88,170	1.05	1.00	(29.26)
2021	6,776	18.56	125,728	0.34	1.00	7.04
2020	8,848	17.34	153,380	1.28	1.00	21.51
2019	11,985	14.27	171,041	1.32	1.00	29.96
Federated Hermes Government Money Fund II - Service Shares:
2023	23,354	9.66	225,647	4.37	1.00	3.43
2022	37,045	9.34	345,870	1.22	1.00	0.21
2021	30,290	9.32	282,359	-	1.00	(0.96)
2020	31,718	9.41	298,616	0.22	1.00	(0.84)
2019	35,316	9.49	335,143	1.63	1.00	0.64
Federated Hermes Managed Volatility Fund II - Primary Shares:
2023	45,362	18.41	835,146	1.88	1.00	7.60
2022	58,973	17.11	1,008,967	1.85	1.00	(14.62)
2021	61,480	20.04	1,231,799	1.74	1.00	17.40
2020	72,008	17.07	1,229,537	2.61	1.00	(0.12)
2019	83,358	17.09	1,424,345	2.04	1.00	19.09
Federated Hermes Quality Bond Fund II - Primary Shares:
2023	210,164	12.07	2,535,744	2.72	1.00	5.14
2022	248,017	11.48	2,847,571	2.68	1.00	(10.17)
2021	289,399	12.78	3,698,971	2.39	1.00	(2.37)
2020	275,999	13.09	3,613,404	2.91	1.00	7.03
2019	335,312	12.23	4,100,986	2.99	1.00	8.33

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2023	87,674	$37.27	$3,267,634	0.24%	1.00%	31.79%
2022	107,693	28.28	3,045,259	0.26	1.00	(27.21)
2021	113,047	38.85	4,391,913	0.03	1.00	26.26
2020	141,184	30.77	4,344,630	0.09	1.00	28.91
2019	200,052	23.87	4,774,384	0.21	1.00	30.01
Fidelity® VIP Growth Portfolio - Service Class 2:
2023	48,053	48.05	2,308,783	-	1.00	34.56
2022	57,395	35.71	2,049,574	0.36	1.00	(25.39)
2021	61,315	47.86	2,934,639	-	1.00	21.69
2020	76,840	39.33	3,022,238	0.05	1.00	42.14
2019	121,324	27.67	3,357,448	0.06	1.00	32.65
Fidelity® VIP High Income Portfolio - Service Class 2:
2023	62,690	17.84	1,118,222	5.38	1.00	9.18
2022	72,072	16.34	1,177,803	4.73	1.00	(12.57)
2021	86,911	18.69	1,624,074	5.31	1.00	3.26
2020	85,867	18.10	1,553,946	4.81	1.00	1.40
2019	99,884	17.85	1,782,539	4.97	1.00	13.69
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2023	9,847	41.50	408,701	1.25	1.00	24.62
2022	10,680	33.30	355,652	1.14	1.00	(19.23)
2021	12,586	41.23	518,860	1.06	1.00	27.02
2020	18,086	32.46	587,151	1.32	1.00	16.76
2019	28,512	27.80	792,639	1.72	1.00	29.72
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2023	48,062	28.58	1,373,568	0.37	1.00	13.68
2022	53,188	25.14	1,337,288	0.25	1.00	(15.81)
2021	62,530	29.86	1,867,359	0.34	1.00	24.05
2020	82,062	24.07	1,975,257	0.39	1.00	16.67
2019	99,130	20.63	2,044,668	0.67	1.00	22.00
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2023	46,234	19.47	900,003	2.30	1.00	9.81
2022	48,873	17.73	866,474	1.09	1.00	(28.39)
2021	53,780	24.76	1,331,844	0.92	1.00	37.25
2020	63,255	18.04	1,141,142	1.89	1.00	(7.72)
2019	68,070	19.55	1,330,674	1.44	1.00	21.73
Franklin Mutual Shares VIP Fund - Class 2:
2023	124,932	21.65	2,705,289	1.83	1.00	12.35
2022	147,402	19.27	2,841,149	1.79	1.00	(8.37)
2021	177,751	21.03	3,738,115	2.81	1.00	18.01
2020	217,587	17.82	3,878,196	2.86	1.00	(6.01)
2019	221,938	18.96	4,207,647	1.80	1.00	21.38

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2023	8,729	$27.90	$243,563	0.55%	1.00%	11.60%
2022	8,766	25.00	219,122	0.97	1.00	(10.94)
2021	9,334	28.07	262,028	0.98	1.00	24.09
2020	10,656	22.62	240,997	1.67	1.00	4.14
2019	15,819	21.72	343,526	1.09	1.00	25.12
Franklin U.S. Government Securities VIP Fund - Class 2:
2023	190,643	11.25	2,144,160	2.73	1.00	3.50
2022	224,133	10.87	2,437,111	2.35	1.00	(10.68)
2021	265,688	12.17	3,233,097	2.54	1.00	(2.80)
2020	245,193	12.52	3,069,610	3.23	1.00	2.79
2019	300,859	12.18	3,663,892	2.94	1.00	4.19
Templeton Global Bond VIP Fund - Class 2:
2023	72,987	13.21	964,487	-	1.00	1.85
2022	82,964	12.97	1,076,224	-	1.00	(5.88)
2021	100,422	13.78	1,384,215	-	1.00	(5.94)
2020	88,110	14.65	1,291,114	8.61	1.00	(6.27)
2019	101,299	15.63	1,582,862	7.13	1.00	1.03
LVIP JPMorgan Small Cap Core Fund - Service:
2023	1,886	30.66	57,828	0.98	1.00	11.69
2022	1,973	27.45	54,171	0.08	1.00	(20.34)
2021	3,276	34.46	112,917	0.27	1.00	19.86
2020	4,569	28.75	131,373	0.69	1.00	12.22
2019	5,070	25.62	129,915	0.18	1.00	23.00
T. Rowe Price All-Cap Opportunities Portfolio:
2023	2,552	60.83	155,229	0.23	1.00	27.69
2022	2,987	47.64	142,294	-	1.00	(22.28)
2021	7,629	61.30	467,703	-	1.00	19.61
2020	9,565	51.25	490,290	-	1.00	42.92
2019	9,950	35.86	356,808	0.39	1.00	33.61
T. Rowe Price Equity Income Portfolio:
2023	43,545	27.50	1,197,615	2.09	1.00	8.44
2022	46,700	25.36	1,184,211	1.84	1.00	(4.30)
2021	53,598	26.50	1,420,148	1.56	1.00	24.35
2020	60,313	21.31	1,285,571	2.27	1.00	0.14
2019	76,111	21.28	1,619,404	2.32	1.00	25.18
T. Rowe Price Moderate Allocation Portfolio:
2023	6,931	23.27	161,263	2.28	1.00	14.24
2022	7,515	20.37	153,104	1.43	1.00	(19.13)
2021	10,387	25.19	261,626	0.98	1.00	9.00
2020	10,625	23.11	245,588	1.37	1.00	13.40
2019	13,033	20.38	265,652	1.89	1.00	18.63

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2023	174,383	$16.00	$2,790,160	0.92%	1.00%	15.11%
2022	216,641	13.90	3,011,775	0.76	1.00	(16.67)
2021	224,010	16.68	3,736,162	0.58	1.00	0.36
2020	246,767	16.62	4,102,638	0.53	1.00	13.29
2019	312,076	14.67	4,578,800	2.32	1.00	26.47

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7. Subsequent Events

Reorganization of American Century Variable Portfolio funds into newly formed funds of Lincoln Variable Insurance Products Trust was approved April 4, 2024. On or about April 26, 2024, assets of each fund will be transferred as noted below. In addition, subaccounts that invest in the American Century Variable Portfolio funds will transfer their investment into the respective newly formed fund as noted below.

Newly formed fund/portfolio	Former fund/portfolio
LVIP American Century Capital Appreciation Fund – Standard II	American Century VP Capital Appreciation Fund
LVIP American Century Inflation Protection Fund – Standard II	American Century VP Inflation Protection Bond Fund
LVIP American Century Mid Cap Value Fund – Standard II	American Century VP Mid Cap Value Fund
LVIP American Century Ultra Fund – Standard II	American Century VP Ultra® Fund
LVIP American Century Value Fund – Standard II	American Century VP Value Fund